Investment in debt securities	12 Months Ended
Dec. 31, 2025
Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment in Debt Securities
8.	Investment in debt securities:

On July 17, 2025, the Company entered a four-year investment in debt securities amounting to $2,910,000. Interest income is earned on a semi-annual basis on the 20th day of January and July in each year starting from January 20, 2026.

The Company’s held to maturity investments comprise of corporate bonds with maturity of more than twelve months. The maturity schedule of the outstanding investments in debt securities as of December 31, 2025, is as follows:

Maturity date	Carrying amount
Due within 1 year	$—
Due in 1-5 years	2,918,353
Due in 5-10 years	—
Total	$2,918,353

As of December 31, 2024 and 2025, the investment in debt securities amounting to $0 and $2,918,353, respectively, is presented in ‘Investment in debt securities’ in the accompanying consolidated balance sheet. No allowance for credit losses was warranted on investments as of December 31, 2025.